Disclosure of additional information about leasing activities for lessee (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Total minimum lease payments	$ 78,174	$ 89,750	$ 13,720
Effect of discounting	(3,939)	(5,177)	(788)
Present value of minimum lease payments	74,235	84,573	12,932
Less: current portion	(20,472)	(18,327)	(3,172)
Minimum finance lease payments payable noncurrent	53,763	66,246	9,760
Less than 12 months [Member]
Statements [Line Items]
Total minimum lease payments	18,448	20,186	3,508
13-36 months [Member]
Statements [Line Items]
Total minimum lease payments	40,615	40,253	6,667
37-60 months [Member]
Statements [Line Items]
Total minimum lease payments	$ 19,111	$ 29,311	$ 3,545